Accrued Expenses and Other Current Liabilities	12 Months Ended
Dec. 31, 2023
Accrued Liabilities and Other Liabilities [Abstract]
Accrued Expenses and Other Current Liabilities
4. Accrued Expenses and Other Current Liabilities
Accrued expenses and other current liabilities consisted of the following:

	December 31, 2023	December 31, 2022
Accrued research and development expenses	$6,384	$4,755
Accrued payroll expenses	242	796
Accrued professional fees	1,078	629
Other current liabilities	169	240

Total accrued expenses and other current liabilities	$7,873	$6,420